Equity (Details) - USD ($)				6 Months Ended
	Mar. 16, 2026	Nov. 12, 2025	May 09, 2025	Apr. 30, 2026	Oct. 31, 2025
Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0025
Ordinary shares, authorized			483,750,000
Aggregate ordinary shares issued	1	13,333,333
Warrants		26,666,666
Warrants price per share (in Dollars per share)		$ 0.6
Gross proceeds from IPO (in Dollars)		$ 8,000,000
Warrants to purchase equivalent to shares post split				631,794
Warrant purchase ordinary shares				10,872,437
Minimum rate of surplus reserve fund				10.00%
Maximum rate of reserve fund				50.00%
Consolidated net assets (in Dollars)				$ 1,870,000	$ 1,740,000
IPO Shares [Member]
Equity (Details) [Line Items]
Gross proceeds from IPO (in Dollars)		8,000,000
Net proceeds from IPO (in Dollars)		$ 7,037,437
IPO [Member]
Equity (Details) [Line Items]
Aggregate ordinary shares issued		13,333,333
Ordinary shares equivalent		533,334
Warrants		26,666,666
Warrants price per share (in Dollars per share)		$ 0.6
Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0025	$ 0.0025
Ordinary shares, authorized				19,800,000	19,800,000
Ordinary shares, issued				1,615,128	450,000
Common stock vote per share			each having one vote per share	each having 1 vote per share
Ordinary shares, outstanding				1,615,128	450,000
Aggregate ordinary shares issued		15,794,229
Warrants to purchase				15,794,229
Class B Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0025	$ 0.0025
Ordinary shares, authorized				200,000	200,000
Ordinary shares, issued				200,000	200,000
Common stock vote per share			each having twenty votes per share	each having 20 vote per share
Ordinary shares, outstanding				200,000	200,000